Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,060	$ 1,067
Contributions	4	5
Changes in foreign exchange rates	73	(5)
Share of loss (income)	4	(3)
Disposal of investment in associate	(1)
Other	(1)	(4)
Ending balance	1,139	1,060
NuevaUnión
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,059	1,061
Contributions	4	5
Changes in foreign exchange rates	73	(4)
Share of loss (income)	4	(3)
Disposal of investment in associate	0
Other	(1)	0
Ending balance	1,139	1,059
Other | Other
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1	6
Contributions	0	0
Changes in foreign exchange rates	0	(1)
Share of loss (income)	0	0
Disposal of investment in associate	(1)
Other	0	(4)
Ending balance	$ 0	$ 1